Document And Entity Information	Nov. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2024
Entity Registrant Name	LL Flooring Holdings, Inc.
Entity Central Index Key	0001396033
Entity Emerging Growth Company	false
Entity File Number	001-33767
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1310817
Entity Address, Address Line One	4901 Bakers Mill Lane
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	804
Local Phone Number	463-2000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LLFLQ
Security Exchange Name	NONE